UNAUDITED PRO FORMA NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
UNAUDITED PRO FORMA NET LOSS PER SHARE
NET LOSS PER SHARE ATTRIBUTABLE TO STOCKHOLDERS
Basic and diluted net loss per common share attributable to Altice USA stockholders is computed by dividing net loss attributable to Altice USA stockholders by the weighted average number of common shares outstanding during the period.  Diluted net loss per common share attributable to Altice USA stockholders excludes the effects of common stock equivalents as they are anti-dilutive. The basic weighted average number of shares used to compute basic and diluted net loss per share reflect the retroactive impact of the organizational transactions, discussed in Note 1, that occurred prior to the Company's IPO and the shares of common stock issued pursuant to the Company's IPO.

UNAUDITED PRO FORMA NET LOSS PER SHARE

        The pro forma net loss per share data for the year ended December 31, 2016 is based on our historical statement of operations after giving effect to the issuance and sale of the shares of common stock in connection with the Company's initial offering of equity securities to the public ("IPO"), as well as the common stock to be issued in the organizational transactions discussed below, as if they occurred at the beginning of the period.

Year Ended December 31,
Basic and Diluted
(Unaudited)
Numerator:
Net loss attributable to Altice USA, Inc. stockholders	$(832,030)
Denominator:
Weighted average shares of common stock outstanding—basic and diluted (in thousands)	0.1
Pro forma adjustment to reflect the issuance of common stock (in thousands)	737,069
Weighted average shares of common stock outstanding used in computing the pro forma net income per share—basic and diluted (in thousands)	737,069

Pro forma net loss per share—basic and diluted	$(1.13)

        The following organizational transactions will be consummated in connection with the Company's IPO:

•	the Company will amend and restate its certificate of incorporation to, among other things, provide for Class A common stock, Class B common stock and Class C common stock;
•	the Co-Investors and an entity controlled by Mr. Drahi will exchange their indirect ownership interest in the Company for shares of the Company's common stock;
•	Neptune Management LP ("Management LP") will redeem its Class B units for shares of the Company's common stock that it receives from the redemption of its Class B units in Neptune Holding US LP;
•

the Company will convert $525,000 aggregate principal amount of notes issued by the Company to the Co-Investors (together with accrued and unpaid interest and applicable premium) into shares of the Company's common stock at the initial public offering price;

•

$1,225 million aggregate principal amount of notes issued by the Company to a subsidiary of Altice N.V. (together with accrued and unpaid interest and applicable premium) will be transferred to CVC 3 and then the Company will convert such notes into shares of the Company's common stock at the initial public offering price;

•

the Co-Investors, Neptune Holding US LP, an entity controlled by the family of Mr. Drahi and former Class B unitholders of Management LP (including an entity controlled by Mr. Drahi) will exchange shares of the Company's common stock for new shares of the Company's Class A common stock; and

•

CVC 3 B.V., an indirect subsidiary of Altice N.V., and an entity controlled by the family of Mr. Drahi will exchange shares of the Company's common stock for new shares of the Company's Class B common stock.